Segments - Segment Reporting Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 04, 2021
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Dayrate revenue	$ 205.8	$ 265.2	$ 327.6
Related party revenue	39.5	42.3	6.5
Intersegment revenue	0.0	0.0	0.0
Gain on disposals	1.2	19.0	6.4
Rig operating and maintenance expenses	(180.5)	(270.4)	(307.9)
Intersegment expenses	0.0	0.0	0.0
Depreciation of non-current assets	(119.6)	(117.9)	(101.4)
Impairment of non-current assets		(77.1)	(11.4)
Amortization of acquired contract backlog			(20.2)
General and administrative expenses	(34.7)	(49.1)	(50.4)
Income/(loss) from equity method investments	16.1	9.5	(9.0)
Operating (loss)/income including equity method investment	(72.2)	(178.5)	(159.8)
Total assets	3,080.3	3,171.1	3,280.0
Operating Segments | Dayrate
Segment Reporting Information [Line Items]
Dayrate revenue	205.8	265.2	327.6
Related party revenue	39.5	42.3	6.5
Gain on disposals	0.0	0.0	0.0
Rig operating and maintenance expenses	(339.7)	(437.4)	(355.3)
Depreciation of non-current assets	(117.6)	(116.0)	(100.1)
Impairment of non-current assets		(77.1)	(11.4)
Amortization of acquired contract backlog			(20.2)
General and administrative expenses	0.0	0.0	0.0
Income/(loss) from equity method investments	0.0	0.0	0.0
Operating (loss)/income including equity method investment	(123.5)	(143.4)	(103.1)
Total assets	2,883.0	3,368.3	3,358.0
Operating Segments | IWS
Segment Reporting Information [Line Items]
Dayrate revenue	301.6	386.2	68.1
Related party revenue	0.0	0.0	0.0
Gain on disposals	0.0	0.0	0.0
Rig operating and maintenance expenses	(186.3)	(167.9)	(35.9)
Depreciation of non-current assets	0.0	0.0	0.0
Impairment of non-current assets		0.0	0.0
Amortization of acquired contract backlog			0.0
General and administrative expenses	0.0	0.0	0.0
Income/(loss) from equity method investments	0.0	0.0	0.0
Operating (loss)/income including equity method investment	26.8	38.7	(17.6)
Total assets	0.0	336.5	81.3
Intersegment Eliminations
Segment Reporting Information [Line Items]
Intersegment revenue	(88.5)	(179.6)	(49.8)
Intersegment expenses	88.5	179.6	49.8
Intersegment Eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue	88.5	179.6	49.8
Intersegment expenses	0.0	0.0	0.0
Intersegment Eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue	0.0	0.0	0.0
Intersegment expenses	(88.5)	(179.6)	(49.8)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Dayrate revenue	(301.6)	(386.2)	(68.1)
Related party revenue	0.0	0.0	0.0
Gain on disposals	1.2	19.0	6.4
Rig operating and maintenance expenses	345.5	334.9	83.3
Depreciation of non-current assets	(2.0)	(1.9)	(1.3)
Impairment of non-current assets		0.0	0.0
Amortization of acquired contract backlog			0.0
General and administrative expenses	(34.7)	(49.1)	(50.4)
Income/(loss) from equity method investments	16.1	9.5	(9.0)
Operating (loss)/income including equity method investment	24.5	(73.8)	(39.1)
Total assets	197.3	(533.7)	$ (159.3)
Akal
Segment Reporting Information [Line Items]
Ownership percentage sold				49.00%
Income/(loss) from equity method investments	(1.0)	(1.7)
Total assets		116.5
Opex
Segment Reporting Information [Line Items]
Ownership percentage sold				49.00%
Income/(loss) from equity method investments	$ 14.1	5.3
Total assets		$ 220.0